EARNINGS PER COMMON SHARE (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Common Share [Abstract]
Net income attributable to the common shareholders	$ 2,361,269	$ 1,914,550	$ 5,894,960	$ 6,570,598	$ 8,312,469	$ 8,301,905
Basic weighted-average common shares outstanding	9,692,533	8,285,815	9,233,381	7,611,688	7,960,662	7,270,900
Effect of dilutive securities
Diluted weighted-average common shares outstanding	9,692,533	8,285,815	9,233,381	7,611,688	7,960,662	7,270,900
Earnings per share - basic	$ 0.17	$ 0.23	$ 0.56	$ 0.86	$ 1.044	$ 1.142
Earnings per share- diluted	$ 0.17	$ 0.23	$ 0.56	$ 0.86	$ 1.044	$ 1.142